Commitments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jan. 30, 2020
Commitments (Details) [Line Items]
Directors annual retainer fees	$ 20,000	$ 20,000
Deferred fee, percentage	3.50%	3.50%
Consummated, the deferred discount due			$ 2,500,000
Deferred legal payable	$ 72,500	$ 72,500
Description of merger agreement	the Merger Agreement to the holders of Newco Units as of immediately prior to the Effective Time (the “Newco Holders”) was an amount equal to: (i) the aggregate capital contributions of the members of HOF Village as set forth in a certificate of HOF Village delivered at least five days prior to the Closing Date (the “Closing Date Company Contributed Capital Amount”), multiplied by (ii) the Exchange Ratio of 1.2, divided by (iii) the Per Share Price of $10.00. The Company Merger Consideration was paid in shares of HOFRE Common Stock	the Merger Agreement to the holders of Newco Units as of immediately prior to the Effective Time (the “Newco Holders”) will be an amount equal to: (i) the aggregate capital contributions of the members of HOFV as set forth in a certificate of HOFV delivered at least five (5) days prior to the Closing Date (the “Closing Date Company Contributed Capital Amount”), multiplied by (ii) the Exchange Ratio of 1.2, divided by (iii) the Per Share Price of $10.00. The Company Merger Consideration will be paid in shares of Holdings common stock (the “Holdings Common Stock”).
Holdings common stock, description	Upon completion of the Business Combination, current Company stockholders who did not exercise their redemption rights received 1.421333 shares of HOFRE Common Stock to replace each one of their existing shares of the Company’s Class A common stock and current holders of Class F common stock received one share of HOFRE Common Stock to replace each one of their existing shares of the Company’s Class F common stock, as applicable. Upon completion of the Business Combination, all of the warrants to purchase the Company’s common stock were cancelled and exchanged for HOFRE Warrants to purchase 1.421333 shares of HOFRE Common Stock per warrant on the same terms and conditions as the original warrants.
Deferred legal fee		$ 72,500
Deferred legal payable		$ 72,500
Sponsor [Member]
Commitments (Details) [Line Items]
Description of merger agreement		the Merger Agreement and any possible private financing transactions that may be entered into in connection with the Merger Agreement, the Sponsor agreed that up to 1,185,741 of its Class F common shares were to be cancelled prior to the Effective Time (as defined in the Merger Agreement) pursuant to a Side Letter entered into by HOF Village and the Sponsor dated March 10, 2020, which number shall be calculated based on the number of redemptions by the Company’s public stockholders. The Sponsor also agreed that it would transfer up to one-half of the shares of HOFRE Common Stock that it received upon conversion of its Class F common shares (after any such cancellation); provided that the number of shares of HOFRE Common Stock that the Sponsor shall transfer to HOF Village were capped so that the Sponsor retained no less than 1.125 million shares of HOFRE Common Stock. The Sponsor also agreed to transfer one-half of the HOFRE Warrants that it received upon conversion of its warrants to purchase shares of Class A common stock at the Effective Time.
Director Compensation [Member]
Commitments (Details) [Line Items]
Description of commitments contingent	the Company expected its Board members to assist the Company in the identification and evaluation of industries and particular businesses that are, in the reasonable judgment of the Board, suitable acquisition targets for the Company, as well as assisting the Company in the review and analysis of alternative business combinations. In addition, the Company agreed to pay each independent director a telephonic meeting fee of $1,000 or in-person meeting fee of $1,500 for each meeting attended by such independent director. The Company also agreed to pay the Chairperson of the Audit Committee an annual retainer of $7,500 and the Chairperson of the Compensation Committee an annual retainer of $5,000.	the Company has agreed to pay each independent director a telephonic meeting fee of $1,000 or in-person meeting fee of $1,500 for each meeting attended by such independent director. The Company has also agreed to pay the Chairperson of the Audit Committee an annual retainer of $7,500 and the Chairperson of the Compensation Committee an annual retainer of $5,000.
Underwriters Agreement [Member]
Commitments (Details) [Line Items]
Underwriters agreement, description	The underwriters were entitled to a deferred fee of three and one-half percent (3.5%) of the gross proceeds of the Initial Public Offering, or $4,375,000.	The underwriters are entitled to a deferred fee of three and one-half percent (3.5%) of the gross proceeds of the Initial Public Offering, or $4,375,000 (see Note 11).